As filed with the Securities and Exchange Commission on February 25, 2005

1933 Act File No. 333-28697
1940 Act File No. 811-8243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No 44
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 45	[X]

(Check appropriate box or boxes.)

Potomac Funds

33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:

Robert J. Zutz, Esq.	Angela L. Pingel, Esq.
Kirkpatrick & Lockhart LLP	U.S. Bancorp Fund Services, LLC
1800 Massachusetts Avenue, NW	615 East Michigan, MK-WI-LC2
Washington, DC 20036	Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on March 31, 2005 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 34 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 21, 2004 and pursuant to Rule 485(a)(2) would have become effective on January 4, 2005.

Post-Effective Amendment No. 39 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of extending the date upon which the Amendment was to become effective to February 1, 2005.

Post-Effective Amendment No. 43 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of extending the date upon which the Amendment was to become effective to February 27, 2005.

This Post-Effective Amendment No. 44 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 31, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 44 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 44 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 25, 2005.

POTOMAC FUNDS

By: /s/ Daniel D. O’Neill
                                                                          Daniel D. O’Neill
                                                                                                                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Lawrence C. Rafferty*	Chairman of the Board	February 25, 2005
Lawrence C. Rafferty

Jay F. Higgins*	Trustee	February 25, 2005
Jay F. Higgins

Daniel J. Byrne*	Trustee	February 25, 2005
Daniel J. Byrne

Kevin G. Boyle*	Trustee	February 25, 2005
Kevin G. Boyle

Gerald E. Shanley III*	Trustee	February 25, 2005
Gerald E. Shanley III

/s/ Daniel D. O’Neill Daniel D. O’Neill	President and Chief Executive Officer	February 25, 2005

/s/ Timothy P. Hagan Timothy P. Hagan	Chief Financial Officer and Chief Compliance Officer	February 25, 2005

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President, Chief Executive Officer and Attorney-In Fact